STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.2%
Adient	98,276	[a]	4,140,368
Dana	150,347		3,632,384
Fox Factory Holding	43,293	[a]	6,993,551
Gentex	251,140		8,546,294
Harley-Davidson	159,903		6,335,357
Lear	56,534		9,892,319
The Goodyear Tire & Rubber Company	284,237	[a]	4,465,363
Thor Industries	57,455		6,800,374
Visteon	29,211	[a]	3,331,515
			54,137,525
Banks - 7.3%
Associated Banc-Corp	157,972		3,127,846
BancorpSouth Bank	99,513		2,567,435
Bank of Hawaii	41,691		3,489,954
Bank OZK	125,861		5,123,801
Cathay General Bancorp	77,532		2,936,137
CIT Group	103,269		4,981,697
Commerce Bancshares	108,751		7,691,958
Cullen/Frost Bankers	58,885		6,319,538
East West Bancorp	147,125		10,467,944
Essent Group	116,968		5,283,445
F.N.B.	332,847		3,814,427
First Financial Bankshares	146,850		7,172,154
First Horizon	574,320		8,873,244
Fulton Financial	169,022		2,589,417
Glacier Bancorp	98,473		5,077,268
Hancock Whitney	90,226		3,943,778
Home BancShares	158,742		3,362,156
International Bancshares	57,963		2,265,194
MGIC Investment	350,787		4,854,892
New York Community Bancorp	479,479		5,648,263
PacWest Bancorp	121,074		4,821,167
Pinnacle Financial Partners	79,235		7,100,248
Prosperity Bancshares	95,912		6,540,239
Signature Bank	59,578		13,522,419
Sterling Bancorp	198,486		4,309,131
Synovus Financial	153,346		6,271,851
Texas Capital Bancshares	52,413	[a]	3,300,971
Trustmark	64,892		1,948,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Banks - 7.3% (continued)
UMB Financial	44,882		4,200,955
Umpqua Holdings	228,135		4,304,907
United Bankshares	139,366		4,813,702
Valley National Bancorp	418,538		5,394,955
Washington Federal	74,225		2,395,241
Webster Financial	94,007		4,521,737
Wintrust Financial	58,756		4,195,178
			177,231,307
Capital Goods - 12.8%
Acuity Brands	37,124		6,510,807
AECOM	152,214	[a]	9,583,393
AGCO	63,793		8,427,693
Axon Enterprise	66,564	[a]	12,382,235
Builders FirstSource	215,481	[a]	9,588,904
Carlisle	54,274		10,976,374
Colfax	122,580	[a]	5,623,970
Crane	51,209		4,979,051
Curtiss-Wright	42,626		5,042,656
Donaldson	130,952		8,667,713
Dycom Industries	31,514	[a]	2,187,072
EMCOR Group	56,300		6,857,903
EnerSys	44,175		4,358,305
Flowserve	135,698		5,711,529
Fluor	130,796	[a]	2,179,061
GATX	36,915		3,405,409
Graco	175,474		13,701,010
Hexcel	87,001	[a]	4,734,594
Hubbell	56,426		11,311,156
ITT	88,894		8,703,612
Kennametal	85,877		3,113,041
Lennox International	35,697		11,759,663
Lincoln Electric Holdings	61,945		8,636,991
MasTec	58,253	[a]	5,896,951
Mercury Systems	58,049	[a]	3,831,234
MSC Industrial Direct, Cl. A	48,370		4,313,153
Nordson	55,853		12,630,039
nVent Electric	174,352		5,511,267
Oshkosh	71,371		8,532,403
Owens Corning	107,928		10,378,356
Regal Beloit	42,317		6,230,332
Simpson Manufacturing	45,113		5,074,310
Sunrun	166,097	[a]	8,798,158
Terex	71,769		3,439,170
The Middleby	57,466	[a]	11,004,164

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 12.8% (continued)
The Timken Company	71,319		5,669,860
The Toro Company	110,646		12,584,876
Trex	119,228	[a]	11,577,039
Trinity Industries	84,527		2,291,527
Univar Solutions	175,442	[a]	4,305,347
Valmont Industries	22,195		5,259,105
Watsco	33,999		9,602,678
Woodward	60,865		7,398,749
			312,770,860
Commercial & Professional Services - 3.4%
ASGN	55,465	[a]	5,609,175
CACI International, Cl. A	24,503	[a]	6,541,321
Clean Harbors	51,718	[a]	4,913,210
FTI Consulting	35,263	[a]	5,137,819
Healthcare Services Group	76,630		2,000,043
Herman Miller	73,684		3,179,465
IAA	139,694	[a]	8,448,693
Insperity	36,890		3,653,954
KAR Auction Services	129,764	[a]	2,138,511
KBR	147,397		5,704,264
ManpowerGroup	56,694		6,722,775
MSA Safety	37,572		6,179,843
Science Applications International	60,345		5,268,118
Stericycle	94,690	[a]	6,680,379
Tetra Tech	55,884		7,461,632
The Brink's Company	51,708		3,979,448
			83,618,650
Consumer Durables & Apparel - 4.8%
Brunswick	80,417		8,395,535
Callaway Golf	120,495	[a]	3,817,282
Capri Holdings	156,259	[a]	8,798,944
Carter's	45,287		4,426,351
Columbia Sportswear	31,415		3,129,562
Crocs	67,107	[a]	9,113,802
Deckers Outdoor	28,920	[a]	11,881,782
Helen of Troy	25,283	[a]	5,647,969
KB Home	92,962		3,945,307
Mattel	361,407	[a]	7,849,760
Polaris	59,854		7,845,064
Skechers USA, CI. A	139,525	[a]	7,489,702
Taylor Morrison Home	134,556	[a]	3,608,792
Tempur Sealy International	190,500		8,242,935
Toll Brothers	116,850		6,925,699
TopBuild	34,108	[a]	6,913,351

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 4.8% (continued)
Tri Pointe Homes	123,573	[a]	2,980,581
YETI Holdings	77,424	[a]	7,458,254
			118,470,672
Consumer Services - 3.8%
Boyd Gaming	84,268	[a]	4,803,276
Choice Hotels International	29,986		3,595,321
Churchill Downs	36,110		6,709,238
Cracker Barrel Old Country Store	24,778		3,374,268
Graham Holdings, Cl. B	4,164		2,767,644
Grand Canyon Education	47,725	[a]	4,408,358
H&R Block	186,889		4,588,125
Jack in the Box	22,817		2,483,859
Marriott Vacations Worldwide	44,354	[a]	6,536,449
Papa John's International	34,619		3,950,720
Scientific Games	58,248	[a]	3,594,484
Service Corp. International	174,823		10,924,689
Six Flags Entertainment	78,158	[a]	3,247,465
Strategic Education	25,572		2,027,604
Texas Roadhouse	68,222		6,288,022
The Wendy's Company	182,364		4,232,668
Travel + Leisure	89,927		4,658,219
Wingstop	30,725		5,263,500
WW International	50,565	[a]	1,554,368
Wyndham Hotels & Resorts	97,155		7,000,989
			92,009,266
Diversified Financials - 3.4%
Affiliated Managers Group	43,299		6,860,294
Evercore, Cl. A	42,587		5,630,001
FactSet Research Systems	39,125		13,978,580
Federated Hermes	96,163		3,119,528
FirstCash	42,397		3,357,842
Interactive Brokers Group, Cl. A	84,153		5,205,705
Janus Henderson Group	177,862		7,441,746
Jefferies Financial Group	208,004		6,903,653
LendingTree	11,430	[a]	2,231,365
Navient	186,667		3,813,607
PROG Holdings	70,353		3,079,351
SEI Investments	122,358		7,439,366
SLM	335,816		6,323,415
Stifel Financial	108,964		7,250,465
			82,634,918
Energy - 2.0%
Antero Midstream	297,533		2,826,563
ChampionX	193,189	[a]	4,489,712

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 2.0% (continued)
Cimarex Energy	106,130		6,919,676
CNX Resources	227,891	[a]	2,757,481
DT Midstream	100,154	[a]	4,246,530
EQT	287,854	[a]	5,293,635
Equitrans Midstream	418,369		3,438,993
HollyFrontier	155,297		4,565,732
Murphy Oil	149,201		3,239,154
Targa Resources	237,644		10,007,189
World Fuel Services	65,626		2,261,472
			50,046,137
Food & Staples Retailing - .8%
BJ's Wholesale Club Holdings	141,489	[a]	7,165,003
Casey's General Stores	38,142		7,541,055
Grocery Outlet Holding	91,158	[a]	3,019,153
Sprouts Farmers Market	121,478	[a]	2,985,929
			20,711,140
Food, Beverage & Tobacco - 2.1%
Darling Ingredients	169,023	[a]	11,674,419
Flowers Foods	203,950		4,805,062
Ingredion	69,092		6,066,969
Lancaster Colony	20,413		4,039,120
Pilgrim's Pride	49,768	[a]	1,102,361
Post Holdings	61,530	[a]	6,296,980
Sanderson Farms	20,437		3,818,449
The Boston Beer Company, Cl. A	9,564	[a]	6,790,440
The Hain Celestial Group	84,084	[a]	3,355,792
Tootsie Roll Industries	18,849		648,217
TreeHouse Foods	57,918	[a]	2,571,559
			51,169,368
Health Care Equipment & Services - 6.6%
Acadia Healthcare	93,169	[a]	5,750,391
Amedisys	33,867	[a]	8,826,418
Chemed	16,467		7,838,621
Encompass Health	103,589		8,623,784
Envista Holdings	167,358	[a]	7,209,783
Globus Medical, Cl. A	80,122	[a]	6,663,747
Haemonetics	52,438	[a]	3,187,706
HealthEquity	86,827	[a]	6,423,461
Hill-Rom Holdings	69,215		9,583,509
ICU Medical	20,536	[a]	4,174,763
Integra LifeSciences Holdings	73,203	[a]	5,299,165
LHC Group	32,672	[a]	7,030,361
LivaNova	50,835	[a]	4,387,060
Masimo	52,300	[a]	14,245,997

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 6.6% (continued)
Molina Healthcare	60,320	[a]	16,467,963
Neogen	110,316	[a]	4,805,365
NuVasive	54,064	[a]	3,457,393
Patterson Companies	90,556		2,819,008
Penumbra	35,047	[a]	9,330,563
Progyny	38,679	[a]	2,154,034
Quidel	40,075	[a]	5,669,410
R1 RCM	138,866	[a]	2,973,121
STAAR Surgical	48,763	[a]	6,237,763
Tenet Healthcare	111,201	[a]	7,988,680
			161,148,066
Household & Personal Products - .3%
Coty, Cl. A	295,451	[a]	2,579,287
Energizer Holdings	61,040		2,615,564
Nu Skin Enterprises, Cl. A	51,404		2,759,881
			7,954,732
Insurance - 4.1%
Alleghany	14,480	[a]	9,601,688
American Financial Group	71,676		9,066,297
Brighthouse Financial	89,214	[a]	3,841,555
Brown & Brown	241,796		13,153,702
CNO Financial Group	136,811		3,124,763
First American Financial	113,263		7,623,733
Kemper	62,515		4,126,615
Kinsale Capital Group	22,411		4,003,613
Mercury General	27,353		1,663,883
Old Republic International	295,057		7,276,106
Primerica	41,007		5,996,044
Reinsurance Group of America	70,195		7,734,085
RenaissanceRe Holdings	51,618		7,881,552
RLI	41,119		4,456,477
Selective Insurance Group	62,009		5,044,432
The Hanover Insurance Group	37,328		5,072,875
			99,667,420
Materials - 6.4%
AptarGroup	68,026		8,769,912
Ashland Global Holdings	56,850		4,836,229
Avient	95,010		4,609,885
Cabot	58,230		3,206,144
Cleveland-Cliffs	474,641	[a]	11,866,025
Commercial Metals	124,004		4,067,331
Compass Minerals International	35,955		2,465,075
Eagle Materials	43,899		6,203,807
Greif, Cl. A	27,866		1,689,237

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 6.4% (continued)
Ingevity	41,155	[a]	3,495,706
Louisiana-Pacific	106,353		5,896,210
Minerals Technologies	34,626		2,777,698
NewMarket	7,685		2,427,768
Olin	148,881		7,001,873
Reliance Steel & Aluminum	66,104		10,388,244
Royal Gold	68,127		8,278,793
RPM International	133,848		11,589,898
Sensient Technologies	43,511		3,793,289
Silgan Holdings	80,725		3,270,977
Sonoco Products	103,827		6,623,124
Steel Dynamics	208,425		13,432,991
The Chemours Company	171,323		5,696,490
The Scotts Miracle-Gro Company	41,985		7,429,666
United States Steel	280,235		7,420,623
Valvoline	188,161		5,772,779
Worthington Industries	35,469		2,268,952
			155,278,726
Media & Entertainment - 1.4%
Cable One	5,612		10,595,400
Cinemark Holdings	111,230	[a]	1,727,402
John Wiley & Sons, Cl. A	44,913		2,639,986
TEGNA	229,564		4,067,874
The New York Times Company, Cl. A	149,835		6,559,776
TripAdvisor	100,223	[a]	3,803,463
World Wrestling Entertainment, Cl. A	47,071		2,324,366
Yelp	71,905	[a]	2,689,247
			34,407,514
Pharmaceuticals Biotechnology & Life Sciences - 4.2%
Arrowhead Pharmaceuticals	107,744	[a]	7,465,582
Bio-Techne	40,358		19,462,242
Emergent BioSolutions	47,670	[a]	3,141,453
Exelixis	323,813	[a]	5,456,249
Halozyme Therapeutics	139,027	[a]	5,745,986
Jazz Pharmaceuticals	62,468	[a]	10,589,575
Ligand Pharmaceuticals	17,269	[a]	1,960,204
Medpace Holdings	28,766	[a]	5,061,090
Nektar Therapeutics	187,366	[a]	2,958,509
Neurocrine Biosciences	97,582	[a]	9,095,618
Repligen	52,908	[a]	12,999,496
Syneos Health	105,226	[a]	9,435,615
United Therapeutics	46,477	[a]	8,455,561
			101,827,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Real Estate - 10.0%
American Campus Communities	143,482	[b]	7,218,579
Apartment Income REIT	162,898	[b]	8,574,951
Brixmor Property Group	309,391	[b]	7,122,181
Camden Property Trust	101,434	[b]	15,153,225
CoreSite Realty	44,322	[b]	6,125,744
Corporate Office Properties Trust	115,498	[b]	3,400,261
Cousins Properties	154,040	[b]	6,118,469
CyrusOne	127,359	[b]	9,076,876
Douglas Emmett	171,839	[b]	5,739,423
EastGroup Properties	41,529	[b]	7,318,240
EPR Properties	77,371	[b]	3,891,761
First Industrial Realty Trust	133,270	[b]	7,300,531
Healthcare Realty Trust	144,660	[b]	4,611,761
Highwoods Properties	107,660	[b]	5,134,305
Hudson Pacific Properties	157,727	[b]	4,299,638
JBG SMITH Properties	113,675	[b]	3,709,215
Jones Lang LaSalle	53,015	[a]	11,799,549
Kilroy Realty	109,941	[b]	7,615,613
Lamar Advertising, Cl. A	89,546	[b]	9,545,604
Life Storage	79,869	[b]	9,373,426
Medical Properties Trust	611,338	[b]	12,856,438
National Retail Properties	181,324	[b]	8,861,304
National Storage Affiliates Trust	78,187	[b]	4,235,390
Omega Healthcare Investors	241,868	[b]	8,774,971
Park Hotels & Resorts	243,781	[a,b]	4,509,948
Pebblebrook Hotel Trust	137,299	[b]	3,087,855
Physicians Realty Trust	218,882	[b]	4,147,814
Potlatchdeltic	69,888	[b]	3,629,983
PS Business Parks	21,098	[b]	3,242,130
Rayonier	142,853	[b]	5,386,987
Rexford Industrial Realty	139,315	[b]	8,570,659
Sabra Health Care REIT	221,838	[b]	4,123,968
SL Green Realty	72,231	[b]	5,378,320
Spirit Realty Capital	118,556	[b]	5,953,882
STORE Capital	250,287	[b]	9,057,887
The Macerich Company	172,853	[b]	2,817,504
Urban Edge Properties	115,976	[b]	2,203,544
Weingarten Realty Investors	123,487	[b]	3,975,047
			243,942,983
Retailing - 3.9%
American Eagle Outfitters	154,993		5,342,609
AutoNation	56,070	[a]	6,802,973
Dick's Sporting Goods	67,614		7,041,322
Five Below	58,058	[a]	11,287,636

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Retailing - 3.9% (continued)
Foot Locker	107,387		6,127,502
Kohl's	162,445		8,252,206
Lithia Motors, Cl. A	30,902		11,656,852
Murphy USA	25,744		3,797,497
Nordstrom	112,592	[a]	3,726,795
Ollie's Bargain Outlet Holdings	58,969	[a]	5,490,014
RH	17,482	[a]	11,609,447
Urban Outfitters	70,561	[a]	2,623,458
Williams-Sonoma	78,748		11,946,072
			95,704,383
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology	110,704		2,727,747
Brooks Automation	77,044		6,857,686
Cirrus Logic	59,815	[a]	4,940,121
CMC Materials	30,517		4,413,979
Cree	119,786	[a]	11,111,349
First Solar	87,767	[a]	7,551,473
Lattice Semiconductor	140,945	[a]	7,998,629
MKS Instruments	57,385		8,977,309
Semtech	67,264	[a]	4,164,314
Silicon Laboratories	45,992	[a]	6,852,348
SolarEdge Technologies	53,632	[a]	13,916,431
Synaptics	36,162	[a]	5,493,731
Universal Display	44,310		10,390,252
			95,395,369
Software & Services - 6.0%
ACI Worldwide	121,307	[a]	4,160,830
Alliance Data Systems	51,266		4,780,554
Aspen Technology	70,205	[a]	10,268,183
Blackbaud	50,237	[a]	3,583,405
CDK Global	125,633		6,029,128
Cerence	37,978	[a]	4,083,015
Ceridian HCM Holding	136,118	[a]	13,394,011
Commvault Systems	47,866	[a]	3,618,191
Concentrix	42,968	[a]	7,035,151
Envestnet	56,542	[a]	4,253,655
Fair Isaac	29,753	[a]	15,587,894
Genpact	179,870		8,959,325
J2 Global	44,012	[a]	6,217,575
Liveramp Holdings	70,399	[a]	2,816,664
Manhattan Associates	65,710	[a]	10,489,287
MAXIMUS	63,397		5,642,333
Paylocity Holding	38,798	[a]	8,049,033
Qualys	35,281	[a]	3,583,138

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 6.0% (continued)
Sabre	330,057	[a]	3,891,372
SailPoint Technologies Holdings	94,612	[a]	4,729,654
Teradata	112,972	[a]	5,610,190
WEX	46,115	[a]	8,749,399
			145,531,987
Technology Hardware & Equipment - 4.6%
Arrow Electronics	77,115	[a]	9,143,526
Avnet	102,430		4,232,408
Belden	47,211		2,313,339
Ciena	160,052	[a]	9,305,423
Cognex	183,057		16,550,183
Coherent	25,312	[a]	6,225,233
II-VI	108,263	[a]	7,557,840
Jabil	139,238		8,290,231
Littelfuse	25,329		6,737,261
Lumentum Holdings	78,303	[a]	6,576,669
National Instruments	136,410		6,017,045
NCR	136,197	[a]	6,047,147
NETSCOUT Systems	76,867	[a]	2,210,695
SYNNEX	42,985		5,138,427
Viasat	68,426	[a]	3,396,667
Vishay Intertechnology	139,521		3,087,600
Vontier	175,630		5,681,630
Xerox Holdings	167,674		4,045,974
			112,557,298
Telecommunication Services - .3%
Iridium Communications	121,044	[a]	5,111,688
Telephone & Data Systems	102,637		2,293,937
			7,405,625
Transportation - 1.9%
Avis Budget Group	53,246	[a]	4,407,171
JetBlue Airways	326,535	[a]	4,829,453
Kirby	62,166	[a]	3,600,033
Knight-Swift Transportation Holdings	127,723		6,346,556
Landstar System	40,015		6,282,355
Ryder System	55,861		4,253,815
Werner Enterprises	59,989		2,742,097
XPO Logistics	105,108	[a]	14,577,429
			47,038,909
Utilities - 3.3%
ALLETE	54,700		3,846,504
Black Hills	64,984		4,396,168
Essential Utilities	230,980		11,345,738
Hawaiian Electric Industries	113,079		4,900,844

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Utilities - 3.3% (continued)
IDACORP		52,542		5,540,554
MDU Resources Group		209,072		6,631,764
National Fuel Gas		94,436		4,856,843
New Jersey Resources		99,608		3,836,900
NorthWestern		52,275		3,240,527
OGE Energy		206,593		6,972,514
ONE Gas		55,084		4,064,098
PNM Resources		88,839		4,293,589
Southwest Gas Holdings		59,955		4,192,653
Spire		53,196		3,774,256
UGI		215,606		9,915,720
				81,808,672
Total Common Stocks (cost $1,357,249,290)				2,432,468,707
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,409,356)	0.05	12,409,356	[c]	12,409,356
Total Investments (cost $1,369,658,646)		100.0%		2,444,878,063
Cash and Receivables (Net)		.0%		616,787
Net Assets		100.0%		2,445,494,850

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,432,468,707	-	-	2,432,468,707
Investment Companies	12,409,356	-	-	12,409,356
Other Financial Instruments:
Futures††	20,107	-	-	20,107

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	50	9/17/2021	13,473,393	13,493,500	20,107
Gross Unrealized Appreciation				20,107

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $1,075,219,417, consisting of $1,129,408,704 gross unrealized appreciation and $54,189,287 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.